UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-42

DWS Portfolio Trust

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 05/31/07

Date of reporting period: 08/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2007 (Unaudited)

DWS Floating Rate Plus Fund

	Principal Amount ($)	Value ($)

Variable Rate Senior Loan Interests* 84.5%
Consumer Discretionary 40.1%
CanWest MediaWorks LP, Term Loan, 5.275%, 7/10/2014	500,000	485,000
Dollar General Corp., Term Loan, LIBOR plus 2.75%, 8.025%, 7/6/2014	500,000	465,783
Express LLC, Term Loan, LIBOR plus 2.75%, 8.025%, 7/6/2014	500,000	501,250
Golden Nugget, Inc., Term Loan, LIBOR plus 2.0%, 7.275%, 6/14/2014	636,364	606,136
Gregg Appliances, Inc., Term Loan, LIBOR plus 2.25%, 7.525%, 7/3/2013	1,000,000	960,000
Idearc, Inc., Term Loan B, LIBOR plus 2.0%, 7.275%, 11/17/2014	997,494	967,983
Isle of Capri Casinos, Inc.:
Term Delay Draw, LIBOR plus 1.75%, 7.025%, 11/25/2013	235,294	225,882
Term Loan, LIBOR plus 1.75%, 7.025%, 11/25/2013	588,235	564,706
Local TV Finance LLC, Term Loan, LIBOR plus 2.25%, 7.525%, 5/7/2013	500,000	475,000

MGM Holdings II, Inc., Term Loan, LIBOR plus 3.25%, 8.525%, 4/8/2012	500,000	474,377
Network Communications, Inc., Term Loan, LIBOR plus 2.5%, 7.775%, 11/30/2012	1,000,000	990,000
New World Gaming Partners, Term Loan, LIBOR plus 2.25%, 7.525%, 7/19/2014	833,333	804,167
Reader's Digest Association, Inc., Term Loan, LIBOR plus 2.0%, 7.275%, 3/2/2014	997,500	930,169
Sabre, Inc., Term Loan, LIBOR plus 2.25%, 7.525%, 9/30/2014	1,000,000	930,000
Tribune Co., Term Loan B, LIBOR plus 3.0%, 8.275%, 5/17/2014	1,000,000	906,250
Univision Communications, Inc., Term Loan, LIBOR plus 1.0%, 6.275%, 10/20/2008	939,597	872,068

		11,158,771
Consumer Staples 1.8%
Van Houtte, Inc.:
Term Loan B, LIBOR plus 2.25%, 7.525%, 7/19/2014	440,000	429,000
Term Loan C, LIBOR plus 2.25%, 7.525%, 7/19/2014	60,000	58,500

		487,500
Energy 5.3%
Atlas Pipeline Partners, Term, Loan, LIBOR plus 2.75%, 8.025%, 7/23/2014	500,000	491,250
Hercules Offshore, Inc., Term Loan, LIBOR plus 1.75%, 7.025%, 7/17/2013	1,000,000	980,000

		1,471,250
Financials 6.7%
Algoma Acquisition Corp., Term Loan, LIBOR plus 2.5%, 7.775%, 6/20/2013	1,000,000	957,500
Spirit Finance Corp., Term Loan, 8.36%, 7/17/2013	1,000,000	915,000

		1,872,500
Health Care 4.2%
Community Health Systems, Inc., Term Loan, 7.76%, 1/16/2009	938,128	904,539
Surgical Care Affiliates, Inc., Term Loan, LIBOR plus 2.25%, 7.525%, 12/29/2014	300,000	273,000

		1,177,539
Industrials 14.1%
Acosta, Inc., Term Loan, LIBOR plus 2.5%, 7.775%, 7/28/2013	1,000,000	963,130
ARAMARK Corp.:
Credit Link Deposit, LIBOR plus 2.125%, 7.4%, 1/26/2014	65,253	63,085
Term Loan, LIBOR plus 2.125%, 7.4%, 1/26/2014	847,955	819,790
EPD Holdings, Inc., Term Loan, LIBOR plus 0.75%, 6.025%, 7/17/2008	875,000	848,750
GenCorp, Inc.:
Credit Link Deposit, LIBOR plus 2.25%, 7.525%, 4/30/2013	312,500	301,562
Term Loan B, LIBOR plus 3.75%, 9.025%, 4/30/2013	187,500	180,938
Gleason Corp., Term Loan, LIBOR plus 2.5%, 7.775%, 6/30/2013	250,000	245,625

LN Acquisition Corp.:
Term Loan, 8.05%, 7/17/2014	363,636	358,181
Term Delay Draw, 9.75%, 7/17/2014	136,364	134,318

		3,915,379
Information Technology 1.7%
JRD Holdings, Inc., Term Loan A, 7.82%, 7/2/2014	484,375	469,845
Materials 7.0%
Dynea Acquisition Co., Inc., Term Loan, LIBOR plus 2.75%, 8.025%, 7/10/2014	500,000	481,250
Noranda Aluminum, Inc., Term Loan B, LIBOR plus 2.0%, 7.275%, 5/18/2014	500,000	481,250
Novelis, Inc.:
Term Loan, LIBOR plus 2.0%, 7.275%, 7/6/2014	687,500	666,875
Term Loan, 7.36%, 7/14/2014	312,500	303,125

		1,932,500
Telecommunication Services 3.6%
Gabriel Communications, Term Loan B, LIBOR plus 3.25%, 8.525%, 5/31/2014	1,000,000	987,500

Total Loan Participations (Cost $24,362,696)					23,472,784
Government & Agency Obligations 0.6%
US Treasury Bill, 4.735% **, 10/18/2007 (a) (Cost $165,419)				167,000	166,203
Time Deposit 13.4%
State Street Euro Dollar, 2.8%, 9/4/2007 (Cost $3,708,000)				3,708,000	3,708,000
				Shares	Value ($)

Cash Equivalents 20.0%
Cash Management QP Trust, 5.32% (b) (Cost $5,561,123)				5,561,123	5,561,123
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $33,797,238)				118.5	32,908,110
Other Assets and Liabilities, Net				(18.5)	(5,136,219)

Net Assets				100.0	27,771,891
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent prospectus.
*

Senior loans in the Fund’s portfolio generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of senior loans in the Fund’s portfolio may be substantially less than the stated maturities shown in this report.

**			Annualized yield at time of purchase; not a coupon rate.
(a)			At August 31, 2007, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(b)			Affiliated fund managed by Deutsche Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
LIBOR: Represents the London InterBank Offered Rate.
At August 31, 2007 the Fund had unfunded loan commitments of $954,049, which could be extended at the option of the borrower, pursuant to the following loan agreement:

			Unfunded Loan		Unrealized
Borrower			Commitment ($)	Value ($)	Depreciation ($)
Community Health Systems, Inc., Term Delay Draw, 7/16/2014			61,872	59,656	(2,216)
EDP Holdings, Inc., Term Delay Draw, 7/17/2014			125,000	121,250	(3,750)
Golden Nugget, Inc., Term Delay Draw, 6/14/2014			363,636	349,091	(14,545)
Isle of Capris Casinos, Inc., Term Delay Draw, 11/25/2013			176,471	169,412	(7,059)
New World Gaming Partners, Term Delay Draw, 1/19/2019			166,667	157,860	(8,807)
Univision Communications, Inc., Term Delay Draw, 9/29/2014			60,403	56,062	(4,341)
Total			954,049	913,331	(40,718)

At August 31, 2007, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Canadian Government Bond	12/18/2007	9	956,888	950,881	(6,007)

10 Year US Treasury Note	12/19/2007	32	3,483,097	3,489,500	6,403
Total net unrealized appreciation					396

At August 31, 2007, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Treasury Bond	9/17/2007	21	1,716,120	1,727,723	(11,603)
10 Year Federal Republic of Germany Bond	12/6/2007	22	3,400,593	3,397,641	2,952
2 Year US Treasury Note	12/31/2007	2	412,588	412,313	275
Total net unrealized depreciation					(8,376)

As of August 31, 2007 the Fund had the following open forward foreign currency exchange contracts:
				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	Appreciation ($)
AUD	129,000	USD	110,369	9/19/2007	5,218
USD	297,931	NOK	1,734,000	9/19/2007	29
SEK	3,859,000	USD	572,688	9/19/2007	11,472
CHF	2,996,000	USD	2,488,165	9/19/2007	2,169
Total net unrealized appreciation					18,888

				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	Depreciation ($)
USD	556,069	CAD	587,000	9/19/2007	(13)
USD	3,402,041	EUR	2,486,000	9/19/2007	(8,222)
JPY	385,493,000	USD	3,252,008	9/19/2007	(84,973)
USD	1,504,797	GBP	741,000	9/19/2007	(10,968)
USD	1,911,367	SGD	2,891,000	9/19/2007	(11,628)
Total net unrealized depreciation					(115,804)

Currency Abbreviations
AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	USD	United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Floating Rate Plus Fund, a series of DWS Portfolio Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 17, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Floating Rate Plus Fund, a series of DWS Portfolio Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 17, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        October 17, 2007